Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions	Acquisitions
Alkali Business
On September 1, 2017, we acquired our Alkali Business for approximately $1.325 billion (inclusive of approximately $105 million in working capital). Our Alkali Business mines and processes trona from which it produces natural soda ash, also known as sodium carbonate (Na2CO3), as basic building block for a number of ubiquitous products, including flat glass, container glass, dry detergent and a variety of chemicals and other industrial products. To finance that transaction and the related costs, we used proceeds from (i) a $550 million public offering of 6.50% senior unsecured notes due 2025 in August 2017, generating net proceeds of $540.1 million after issuance and underwriting fees, (ii) a $750 million private placement of Class A Convertible Preferred units in September 2017, generating net proceeds of $726.4 million, (iii) borrowings under our revolving credit facility and (iv) cash on hand.
We have reflected the financial results of our Alkali Business in our sodium minerals and sulfur services segment from the date of acquisition. The purchase price has been allocated to the assets acquired and liabilities assumed and the fair values were developed by management with the assistance of a third-party valuation firm. Our finalized purchase price allocation remains unchanged from what was disclosed in the financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2017.
The allocation of the purchase price, as presented on our Consolidated Balance Sheet, is summarized as follows:

Accounts receivable	138,258
Inventories	34,929
Other current assets	13,254
Fixed assets	663,217
Mineral leaseholds	566,019
Intangible assets	800
Other assets	3,612
Accounts payable	(44,547)
Accrued Liabilities	(36,884)
Other long-term liabilities	(13,658)
Total Purchase Price	$1,325,000

Fixed assets identified in connection with our valuation and purchase price allocation include the related facilities, machinery and equipment associated with our Alkali Business, principally at our Green River, Wyoming operations. These assets will be depreciated under the straight line method and have useful lives ranging from 2 to 30 years. Mineral leaseholds include the trona reserves at our Green River, Wyoming facility and are depleted over their useful lives as determined by the units of production method. Other long-term liabilities contains various items including assumed employee benefit plan obligations. Other items principally consist of working capital items of our Alkali Business as acquired on September 1, 2017.
Our Consolidated Financial Statements include the results of our Alkali Business since September 1, 2017, the closing date of the acquisition. The following table presents selected financial information included in our Consolidated Financial Statements for the periods presented:

Year Ended December 31,
2017
Revenues	277,011
Net income	42,014

The table below presents selected unaudited pro forma financial information incorporating the historical results of our Alkali Business. The pro forma financial information below has been prepared as if the acquisition had been completed on January 1, 2016 and is based upon assumptions deemed appropriate by us and may not be indicative of actual results. This pro forma information was prepared using historical financial data of our trona and trona-based exploring, mining, processing, producing, marketing and selling business and reflects certain estimates and assumptions made by our management. Our unaudited pro forma financial information is not necessarily indicative of what our consolidated financial results would have been had our Alkali Business acquisition been completed on January 1, 2016. Pro forma net income includes the effects of distributions on preferred units and interest expense on incremental borrowings. The dilutive effect of our Class A Convertible Preferred Units is calculated using the if-converted method.

	Year Ended December 31,
	2017	2016
Pro forma consolidated financial operating results:
Revenues	$2,549,438	$2,498,293
Net Income Attributable to Genesis Energy, L.P.	108,392	156,700
Net Income Available to Common Unitholders	42,768	91,076
Basic and diluted earnings per common unit:
As reported net income per common unit	$0.50	$1.00
Pro forma net income per common unit, basic and dilutive	$0.35	$0.80

As relating to our Alkali Business acquisition, we incurred approximately $12.0 million in acquisition related costs through December 31, 2017, and incurred an additional $2.0 million during the year ended December 31, 2018. Such costs are included as "General and Administrative costs" on our Consolidated Statement of Operations.